Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Massachusetts Municipal Trust
Entity Central Index Key	0000357057
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Institutional Class
Trading Symbol	FMAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 3,025,435,985
Holdings Count | shares	268
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,025,435,985
Number of Holdings	268

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.6 8-30 2.4 31-60 5.8 61-90 5.7 91-180 6.3 >180 7.2 Variable Rate Demand Notes (VRDNs) 33.9 Municipal Securities 28.2 Tender Option Bond 23.7 Commercial Paper 0.3 Net Other Assets (Liabilities) 13.9 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Massachusetts Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Income Fund
Class Name	Fidelity® Massachusetts Municipal Income Fund
Trading Symbol	FDMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,722,695,148
Holdings Count | shares	465
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,722,695,148
Number of Holdings	465
Portfolio Turnover	6%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 22.5 Education 21.9 Health Care 17.7 Transportation 13.0 Special Tax 12.7 Others(Individually Less Than 5%) 12.2 100.0 AAA 3.9 AA 62.0 A 10.8 BBB 16.7 BB 0.4 B 1.1 Not Rated 2.8 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Massachusetts Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund
Trading Symbol	FAUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 3,025,435,985
Holdings Count | shares	268
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,025,435,985
Number of Holdings	268

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.6 8-30 2.4 31-60 5.8 61-90 5.7 91-180 6.3 >180 7.2 Variable Rate Demand Notes (VRDNs) 33.9 Municipal Securities 28.2 Tender Option Bond 23.7 Commercial Paper 0.3 Net Other Assets (Liabilities) 13.9 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Massachusetts Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Premium Class
Trading Symbol	FMSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,025,435,985
Holdings Count | shares	268
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,025,435,985
Number of Holdings	268

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.6 8-30 2.4 31-60 5.8 61-90 5.7 91-180 6.3 >180 7.2 Variable Rate Demand Notes (VRDNs) 33.9 Municipal Securities 28.2 Tender Option Bond 23.7 Commercial Paper 0.3 Net Other Assets (Liabilities) 13.9 ASSET ALLOCATION (% of Fund's net assets)